Leases - Cost Components (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Operating lease cost			$ 7,208	$ 7,537	$ 9,229
Variable lease cost			1,549	1,525	2,217
Operating lease cost			8,757	9,062	11,446
Short-term lease cost			89	12	88
Total lease cost, net	$ 2,200	$ 2,200	$ 8,846	$ 9,074	$ 11,534